Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 142,506	$ 132,560
Research and development tax credit carryforwards	52,843	48,854
Section 174 capitalized research and development expenses	55,572	38,894
Stock-based compensation expense	25,898	20,048
Lease liability	29,855	29,717
Deferred revenue	27,452	29,922
Accrued expenses	3,540	4,044
Section 163(j) limitation	3,741	2,303
Depreciation and amortization	398	396
Other	169	200
Total deferred tax assets	341,974	306,938
Deferred tax liabilities:
Depreciation and amortization	0	0
Right of use assets	(29,165)	(29,568)
Total deferred tax liabilities	(29,165)	(29,568)
Valuation allowance	(312,809)	(277,370)	$ (220,114)
Net deferred tax assets	$ 0	$ 0